UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2018

Item 1. Schedule of Investments.

MILLER OPPORTUNITY TRUST

Schedule of investments (unaudited)		March 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 101.0%

CONSUMER DISCRETIONARY - 29.9%
Household Durables - 7.9%
Lennar Corp., Class A Shares	1,000,000	$58,940,000	(a)
PulteGroup Inc.	1,850,000	54,556,500	(a)
Total Household Durables		113,496,500
Internet & Direct Marketing Retail - 11.1%
Amazon.com Inc.	72,000	104,208,480	*
Stitch Fix Inc., Class A Shares	1,070,200	21,703,656	* (b)
Wayfair Inc., Class A Shares	500,000	33,765,000	*
Total Internet & Direct Marketing Retail		159,677,136
Media - 2.4%
Discovery Communications Inc.	1,600,000	34,288,000	*
Specialty Retail - 8.5%
Foot Locker Inc.	980,000	44,629,200
RH	810,000	77,176,800	*
Total Specialty Retail		121,806,000
TOTAL CONSUMER DISCRETIONARY		429,267,636

FINANCIALS - 17.4%
Banks - 7.0%
Bank of America Corp.	2,000,000	59,980,000
Citigroup Inc.	590,000	39,825,000
Total Banks		99,805,000
Consumer Finance - 5.0%
OneMain Holdings, Inc.	2,400,000	71,856,000	* (a)
Insurance - 2.4%
Genworth Financial Inc., Class A Shares	12,000,000	33,960,000	* (a)
Stocks - 1.0%
GTY Technology Holdings Inc.	1,447,500	14,981,625	*
Thrifts & Mortgage Finance - 2.0%
MGIC Investment Corp.	2,250,000	29,250,000	* (a)
TOTAL FINANCIALS		249,852,625

HEALTH CARE - 25.3%
Biotechnology - 11.7%
Alexion Pharmaceuticals Inc.	330,000	36,781,800	*
Celgene Corp.	320,000	28,547,200	*
Flexion Therapeutics Inc.	1,800,000	40,338,000	*
Intrexon Corp.	3,100,000	47,523,000	* (a)
ZIOPHARM Oncology Inc.	3,804,900	14,915,208	*
Total Biotechnology		168,105,208
Health Care Technology - 1.2%
athenahealth Inc.	120,000	17,163,600	*
Pharmaceuticals - 12.4%
Allergan PLC	210,000	35,340,900
Endo International PLC	6,500,000	38,610,000	* (a)
Mallinckrodt PLC	1,700,000	24,616,000	* (a)
Teva Pharmaceutical Industries Ltd. ADR	1,300,000	22,217,000
Valeant Pharmaceuticals International Inc.	3,600,000	57,312,000	*
Total Pharmaceuticals		178,095,900
TOTAL HEALTH CARE		363,364,708

SECURITY			SHARES	VALUE
INDUSTRIALS - 12.8%
Airlines - 12.8%
American Airlines Group Inc.			1,200,000	62,352,000	(a)
Delta Air Lines Inc.			1,200,000	65,772,000	(a)
United Continental Holdings Inc.			790,000	54,881,300	* (a)
Total Airlines				183,005,300
TOTAL INDUSTRIALS				183,005,300

INFORMATION TECHNOLOGY - 10.0%
Internet Software & Services - 10.0%
Endurance International Group Holdings Inc.			4,681,300	34,641,620	*
Facebook Inc. Class A Shares			190,000	30,360,100	*
Pandora Media Inc.			5,000,000	25,150,000	*
Quotient Technology Inc.			4,100,000	53,710,000	*
Total Internet Software & Services				143,861,720
TOTAL INFORMATION TECHNOLOGY				143,861,720

MATERIALS - 3.1%
Chemicals - 3.1%
Platform Specialty Products Corp.			4,600,000	44,298,000	* (a)

TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.5%
CenturyLink Inc.			2,200,000	36,146,000

TOTAL COMMON STOCKS				1,449,795,989
(Cost - $1,796,235,834)

INVESTMENT FUND - 1.4%
Pangaea One, LP (Cost - $36,591,465)				19,901,004	(b)(c)(d)(e)

NOTIONAL		EXPIRATION	CONTRACTS
PURCHASED OPTIONS - 1.1%
Apple Inc., Call @ $100.00	$36,911,600	Jan. 18, 2019	2,200	15,224,000
(Cost - $16,245,191)

			SHARES
WARRANTS - 4.6%
JPMorgan Chase & Co. (Cost - $62,105,662)		Oct. 28, 2018	940,000	65,377,000

TOTAL INVESTMENTS - 108.1%				1,550,297,993
(Cost - $1,911,178,152)

Liabilities in Excess of Other Assets - (8.1)%				(115,616,562)

TOTAL NET ASSETS - 100.0%				$1,434,681,431

* Non-income producing security.

(a)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(b)	In this instance, as defined in the Investment Company Act of 1940, an "Affiliated Company" represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At March 31, 2018, the total market value of investments in Affiliated Companies was $41,604,660 and the cost was $63,733,703. (See Note 2).

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(d)	Illiquid security.

(e)	Restricted security (See Note 3).

ADR - American Depositary Receipt

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments.

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). These investments are categorized as Level 1 of the fair value hierarchy. Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent bid and ask prices quoted. Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. These investments are categorized as Level 2 of the fair value hierarchy. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Miller Value Partners, LLC under procedures established by and under the general supervision and responsibility of the Board.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of March 31, 2018:

ASSETS

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments (a)
Common Stocks	$1,449,795,989	$-	$-	$1,449,795,989
Investment Fund	-	-	19,901,004	19,901,004
Purchased Options	-	15,224,000	-	15,224,000
Warrants	65,377,000	-	-	65,377,000
Total Investments	$1,515,172,989	$15,224,000	$19,901,004	$1,550,297,993

(a) See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	INVESTMENT FUND
Balance as of December 31, 2017	$21,070,556
Change in unrealized appreciation (depreciation)	(1,169,552)
Balance as of March 31, 2018	$19,901,004

The fund recognizes transfers between levels at the end of the reporting period. At the period ended March 31, 2018 there were no transfers between levels.

The following table summarizes the valuation techniques and unobservable inputs used to determine the fair value of Level 3 investments.

	Fair Value at March 31, 2018	Valuation Technique(s)	Unobservable Input(s)	Range / Weighted Average	Impact to Valuation from an Increase in Input *
Limited Partnership Interests	$19,901,004	NAV of Limited Partnership Interest	Liquidity Discount	10%	Decrease

*
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

2. Transactions with affiliated companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended March 31, 2018:

	Pangaea One, LP	Stitch Fix Inc., Class A Shares	Total
Value at December 31, 2017	$21,070,556	$27,755,420	$48,825,976
Sales	-	(109,324)	(109,324)
Change in Unrealized Gain (Loss)	(1,169,552)	(5,926,009)	(7,095,561)
Realized Gain (Loss) on Sales	-	(16,431)	(16,431)
Value at March 31, 2018	$19,901,004	$21,703,656	$41,604,660

3. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Cost	Fair Value at March 31, 2018	Percent of Net Assets	Open Commitments (b)
Pangaea One, LP (a)	$36,591,465	$19,901,004	1.4%	$2,188,093

(a)	Acquisition dates were 5/08, 8/08, 10/08, 12/08, 2/09, 5/09, 8/09, 11/09, 3/10, 7/10, 1/11, 2/11, 4/11, 8/11, 10/11, 1/12, 4/12, 5/12, 6/12, 8/12, 12/12, 5/13, 6/13, 9/13, 3/14, 8/14 and 10/14.

(b)	In the normal course of operations, the Fund makes commitments to invest in businesses. At March 31, 2018, the Fund had open commitments of $2,188,093.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date  May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date  May 29, 2018